Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000216959 | U.S. Treasury Note 3.88 08/15/2034
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000216959 | U.S. Treasury Note 4.63 02/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000216959 | RCO IX Mortgage LLC 2025-4 2025-4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216959 | BXSC Commercial Mortgage Trust 2022-WSS 2022-WSS
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000216959 | U.S. Treasury Note 4.25 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000216959 | MFA 2023-RTL2 Trust 2023-RTL2
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000216959 | MCR 2024-TWA Mortgage Trust 2024-TWA
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000216959 | Twin Hospitality I LLC 2024-1A
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000216959 | Benchmark 2025-V13 Mortgage Trust 2025-V13
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000216959 | INTOWN 2025-STAY Mortgage Trust 2025-STAY
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000216959 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.36%
C000216959 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.81%
C000216959 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.29%
C000216959 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.19%
C000216959 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000216959 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000216959 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000216959 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000216959 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000216959 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216959 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.18%)
C000216960 | U.S. Treasury Note 3.88 08/15/2034
Holdings [Line Items]
Percent of Net Asset Value	6.53%
C000216960 | U.S. Treasury Note 4.63 02/15/2035
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000216960 | RCO IX Mortgage LLC 2025-4 2025-4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000216960 | BXSC Commercial Mortgage Trust 2022-WSS 2022-WSS
Holdings [Line Items]
Percent of Net Asset Value	0.94%
C000216960 | U.S. Treasury Note 4.25 05/15/2035
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000216960 | MFA 2023-RTL2 Trust 2023-RTL2
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000216960 | MCR 2024-TWA Mortgage Trust 2024-TWA
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000216960 | Twin Hospitality I LLC 2024-1A
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000216960 | Benchmark 2025-V13 Mortgage Trust 2025-V13
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000216960 | INTOWN 2025-STAY Mortgage Trust 2025-STAY
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000216960 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	34.36%
C000216960 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.81%
C000216960 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.29%
C000216960 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.19%
C000216960 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000216960 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000216960 | Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000216960 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.21%
C000216960 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000216960 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000216960 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.18%)